Ivy Fund

                                  Ivy Bond Fund
                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                           Ivy US Emerging Growth Fund

                         Supplement Dated April 13, 1999
                       to Prospectus Dated April 30, 1998

                                        *

The following paragraph is added to page 1:

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.

                                        *

The fourth paragraph under "Investment Manager" on page 12 is replaced with:

         Ivy Growth Fund pays a fee that is equal, on an annual basis, to 0.85% of the first $350 million in average net assets, reduced to 0.75% on average net assets in excess of $350 million.

         Ivy Growth with Income Fund pays a fee that is equal, on an annual basis, to 0.75% of its average net assets.

                                        *

The "Portfolio Management" section on page 13 is replaced in its entirety as follows:

Portfolio Management:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy domestic equity and fixed income funds.

          The Fixed Income Team manages Ivy Bond Fund. Members of the Team include Michael Borowsky, Brian Barrett, Richard Gluck and Wayne Steinman. Mr. Borowsky is primarily responsible for the selection of the Fund's high yield bonds and emerging market debt. Prior to joining the team in 1994, he was a fixed income specialist at Lehwald, Orosey and Pepe. He holds an MBA from Nova Southeastern University.

          The Domestic Equity Team manages Ivy Growth with Income Fund. Members of the Team include Paul P. Baran, James W. Broadfoot, and Keith J. Maher.

         Ivy Growth Fund is managed by the following individuals:

o Paul P. Baran, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1998. Prior to joining IMI in 1998, Mr. Baran was Senior Vice President/Chief Investment Officer of Central Fidelity National Bank. He has 24 years of professional investment experience and is a Chartered Financial Analyst.

o James W. Broadfoot, President of IMI, Vice President of the Trust, and portfolio manager for Ivy Growth Fund since 1994. Prior to joining the organization in 1990, Mr. Broadfoot was the principal in an investment counsel firm specializing in emerging growth companies. He has 25 years of professional investment experience and is a Chartered Financial Analyst.

o Barbara J. Trebbi, Senior Vice President of IMI and portfolio manager for Ivy Growth Fund since 1993. Ms. Trebbi joined the organization in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst.

          James W. Broadfoot also manages Ivy US Emerging Growth Fund. He has managed the Fund since its inception in 1993.

                                        *

The following replaces the last paragraph in the section entitled "Initial Sales Charge Alternative - Class A Shares" on page 15:

         IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

                                        *

The following is inserted as the last paragraph under the section entitled "Qualifying for a Reduced Sales Charge" on page 16:

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111

16IUSXX0499

                                    Ivy Fund

                                  Ivy Bond Fund
                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                           Ivy US Emerging Growth Fund

                         Supplement Dated April 13, 1999
           to Statement of Additional Information Dated April 30, 1998

                                        *

The following is inserted as the last paragraph under the section entitled "Additional Rights and Privileges-Initial Sales Charge Shares" on page 24:

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply only to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IMDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IMDI at the address listed on the cover of this Statement of Additional Information.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


                                    IVY FUND

                              Ivy Asia Pacific Fund
                                 Ivy Canada Fund
                              Ivy China Region Fund
                           Ivy Developing Nations Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                             Ivy International Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                         Supplement Dated April 13, 1999
                       to Prospectus Dated April 30, 1998

                                        *

         On April 7, 1999, Ivy Canada Fund was reorganized into Ivy Global Natural Resources Fund. Accordingly, shares of Ivy Canada Fund are no longer available for purchase.

                                        *

The following paragraph is added to page 1:

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.

                                        *

Ivy International Fund is removed from list of Funds in the fourth paragraph under "Investment Manager" on page 25.

                                        *

The following paragraph is inserted after the fourth paragraph under "Investment Manager" on page 25:

         Ivy International Fund: For IMI's business management services, Ivy International Fund pays IMI a fee that is equal, on an annual basis, to 1.00% of the first $2.5 billion of the Fund's average net assets, reduced to 0.90% on average net assets in excess of $2.5 billion.

                                        *

The following paragraph is added after the fifth paragraph under "Investment Manager" on page 25:

         As of February 1, 1999, Henderson Investment Management Limited ("Henderson Investors"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser with respect to approximately 50% of Ivy International Small Companies Fund's net assets. For this service, IMI pays Henderson Investors a monthly fee that is equal, on an annual basis, to 0.50% of the portion of the Fund's average net assets managed by Henderson Investors. Henderson Investors is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia.

                                        *

The "Portfolio Management" section on page 25 is replaced in its entirety as follows:

Portfolio Management:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy international equity funds.

         The Ivy International Equity Team manages Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, Ivy South America Fund and that portion of Ivy International Small Companies Fund's assets advised by IMI. Members of the Team include Justin Lu, Oleg A. Makhorine, Moira McLachlan, Jonathan Q. Tang, Barbara J. Trebbi and Michael G. Landry, in his capacity as Chief Investment Officer of IMI.

          The Ivy Global Equity Team manages Ivy Global Fund. Members of the Team include Paul P. Baran, Justin Lu, Oleg A. Makhorine, Moira McLachlan, Jonathan Q. Tang, Barbara J. Trebbi and Michael G. Landry, in his capacity as Chief Investment Officer of IMI.

          The Ivy Global Technology Team manages Ivy Global Science & Technology Fund. Members of the Team include James W. Broadfoot and Keith J. Maher.

          Frederick Sturm, a Senior Vice President of MFC, manages Ivy Global Natural Resources Fund. Mr. Sturm has been the portfolio manager of Ivy Global Natural Resources Fund since its inception in 1997. Mr. Sturm joined MFC in 1983 and has 12 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

          Hakan Castegren manages Ivy International Fund. Mr. Castegren is the President of Northern Cross and has been the portfolio manager for Ivy
International Fund since its inception in 1986. He has more than 40 years of professional investment experience and holds an MBA from the Stockholm School of Economics.

          Barbara J. Trebbi manages Ivy International Fund II. Ms. Trebbi is a Senior Vice President of IMI and has been the portfolio manager for Ivy International Fund II since its inception in 1997. Ms. Trebbi joined IMI in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

         That portion of Ivy International Small Companies Fund's assets advised by Henderson Investors is managed by a team of smaller companies fund managers. Two members of the team focus on regional asset allocation for the Fund, while stock selection within countries and regions is carried out by four specialist regional managers who are supported by an additional eight team members across the regions.

                                        *

The following paragraph is added after the section entitled "IMI's Investment Process" on page 26:

         Henderson Investors' Investment Process: The investment process applied by the Henderson Investors team combines top-down regional allocation decisions with individual stock selection, based on bottom-up stock picking. Regional allocation decisions are developed, using among other criteria, interest rates and the economic cycle. This process is used to identify economies with relatively strong prospects for real economic growth. Individual stock picking in each region is bottom up, research driven and is carried out by specialist regional fund managers seeking stocks with relatively attractive prospects for earnings growth.


                                        *

The following replaces the last paragraph in the section entitled "Initial Sales Charge Alternative - Class A Shares" on page 28:

         IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

                                        *

The following is inserted as the last paragraph under the section "Qualifying for a Reduced Sales Charge" on page 29:

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


16INTLX0499

                                    IVY FUND

                              Ivy Asia Pacific Fund
                                 Ivy Canada Fund
                              Ivy China Region Fund
                           Ivy Developing Nations Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                              ADVISOR CLASS SHARES

                         Supplement Dated April 13, 1999
                       to Prospectus Dated April 30, 1998

                                        *

         On April 7, 1999, Ivy Canada Fund was reorganized into Ivy Global Natural Resources Fund. Accordingly, shares of Ivy Canada Fund are no longer available for purchase.

                                        *

The following paragraph is added to page 1:

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.

                                        *

The following paragraph is added after the fifth paragraph under the "Investment Manager" section beginning on page 12:

         As of February 1, 1999, Henderson Investment Management Limited ("Henderson Investors"), 3 Finsbury Avenue, London, England EC2M 2PA, serves as subadviser with respect to approximately 50% of Ivy International Small Companies Fund's net assets. For this service, IMI pays Henderson Investors a monthly fee that is equal, on an annual basis, to 0.50% of the portion of the Fund's average net assets managed by Henderson Investors. Henderson Investors is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia.

                                        *

The "Portfolio Management" section on page 13 is replaced in its entirety as follows:

Portfolio Management:

         Investment   management  teams  comprised  of  portfolio  managers  and analysts conduct in-depth research and analysis to support the investment decision process for all Ivy international equity funds.

         The Ivy International Equity Team manages Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy Developing Nations Fund, Ivy Pan-Europe Fund, Ivy South America Fund and that portion of Ivy International Small Companies Fund's assets advised by IMI. Members of the Team include Justin Lu, Oleg A. Makhorine, Moira McLachlan, Jonathan Q. Tang, Barbara J. Trebbi and Michael G. Landry, in his capacity as Chief Investment Officer of IMI.

          The Ivy Global Equity Team manages Ivy Global Fund. Members of the Team include Paul P. Baran, Justin Lu, Oleg A. Makhorine, Moira McLachlan, Jonathan Q. Tang, Barbara J. Trebbi and Michael G. Landry, in his capacity as Chief Investment Officer of IMI.

          The Ivy Global Technology Team manages Ivy Global Science & Technology Fund. Members of the Team include James W. Broadfoot and Keith J. Maher.

          Frederick Sturm, a Senior Vice President of MFC, manages Ivy Global Natural Resources Fund. Mr. Sturm has been the portfolio manager of Ivy Global Natural Resources Fund since its inception in 1997. Mr. Sturm joined MFC in 1983 and has 12 years of professional investment experience. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

          Barbara J. Trebbi manages Ivy International Fund II. Ms. Trebbi is a Senior Vice President of IMI and has been the portfolio manager for Ivy International Fund II since its inception in 1997. Ms. Trebbi joined IMI in 1988 and has 10 years of professional investment experience. She is a Chartered Financial Analyst and holds a graduate diploma from the London School of Economics.

         That portion of Ivy International Small Companies Fund's assets advised by Henderson Investors is managed by a team of smaller companies fund managers. Two members of the team focus on regional asset allocation for the Fund, while stock selection within countries and regions is carried out by four specialist regional managers who are supported by an additional eight team members across the regions.

                                        *

The following paragraph is added after the section entitled "IMI's Investment Process" on page 13:

         Henderson Investors' Investment Process: The investment process applied by the Henderson Investors team combines top-down regional allocation decisions with individual stock selection, based on bottom-up stock picking. Regional allocation decisions are developed, using among other criteria, interest rates and the economic cycle. This process is used to identify economies with relatively strong prospects for real economic growth. Individual stock picking in each region is bottom up, research driven and is carried out by specialist regional fund managers seeking stocks with relatively attractive prospects for earnings growth.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111

16INTLAC0499

                                    Ivy Fund

                              Ivy Asia Pacific Fund
                                 Ivy Canada Fund
                              Ivy China Region Fund
                           Ivy Developing Nations Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                             Ivy International Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                         Supplement Dated April 13, 1999
           to Statement of Additional Information Dated April 30, 1998

                                        *

The following is inserted as the last paragraph under the section entitled "Additional Rights and Privileges-Initial Sales Charge Shares" on page 36:

         Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply only to Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IMDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IMDI at the address listed on the cover of this Statement of Additional Information.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111

                                    IVY FUND

                              Ivy US Blue Chip Fund

                         Supplement Dated April 13, 1999
                      to Prospectus Dated November 2, 1998

                                        *

The following replaces the last paragraph in the section entitled "Initial Sales Charge Alternative - Class A Shares" on page 7:

         IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of the Fund and/or other funds distributed by IMDI during a specified time period.

                                        *

The following is inserted as the last paragraph under the section "Qualifying for a Reduced Sales Charge" on page 8:

         The Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by the Distributor. This privilege will apply only to Class A shares of the Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111


16IUSBC0499

                                    Ivy Fund

                              Ivy US Blue Chip Fund

                         Supplement Dated April 13, 1999
          to Statement of Additional Information Dated November 2, 1998

                                        *

The following is inserted as the last paragraph under the section entitled "Additional Rights and Privileges-Initial Sales Charge Shares" on page 15:

         The Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners Financial Services of America, Inc. This privilege will apply only to Class A Shares of the Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid (the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative - Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IMDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege. Additional information on sales charge reductions or waivers may be obtained from IMDI at the address listed on the cover of this Statement of Additional Information.

                                        *

                                     [LOGO]
                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111